COMMITMENTS - DSI Agreement (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 01, 2020	May 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 11, 2021	Jul. 31, 2020	Jul. 14, 2020
Disclosure of classes of share capital [line items]
Agreement amount payable for acquisition of rights			$ 11,000	$ 23,000
Intangible assets			$ 65,626	$ 71,644
ADS
Disclosure of classes of share capital [line items]
Number of shares issued		10,563,380	486,504
Net proceeds from issuing shares		$ 14,400
ADS | At-the-market equity offering program
Disclosure of classes of share capital [line items]
Number of shares issued			1,223,292	87,624
Net proceeds from issuing shares			$ 2,000	$ 800
Movantik
Disclosure of classes of share capital [line items]
Intangible assets			12,500
Present value of future milestone payments			10,500
Movantik | AstraZeneca AB
Disclosure of classes of share capital [line items]
Agreement amount payable for acquisition of rights					$ 16,000		$ 15,500
Movantik | DSI
Disclosure of classes of share capital [line items]
Royalty-bearing agreement, payments and settlements	$ 15,100
Movantik | DSI | ADS
Disclosure of classes of share capital [line items]
Number of shares issued						283,387
Financial component of issuance of stock			$ 2,000
Less than 1 year | Movantik | DSI
Disclosure of classes of share capital [line items]
Royalty-bearing agreement, payments and settlements	5,100
July 2022 | Movantik | DSI
Disclosure of classes of share capital [line items]
Royalty-bearing agreement, payments and settlements	5,000
February 2023 | Movantik | DSI
Disclosure of classes of share capital [line items]
Royalty-bearing agreement, payments and settlements	$ 5,000